Summary of Significant Accounting Policies - Schedule of Foreign Exchange Rate (Details)	Dec. 31, 2025	Dec. 31, 2024
Period-end MYR : US$1 exchange rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate	4.06	4.47
Period-average MYR : US$1 exchange rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate	4.28	4.56
Period-end HK$ : US$1 exchange rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate	7.75	7.75
Period-average HK$ : US$1 exchange rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate	7.75	7.75
Period-end THB : US$1 exchange rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate	31.49	34.34
Period-average THB : US$1 exchange rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate	32.87	35.23